STATEMENT OF INVESTMENTS
November 30, 2023 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.5%
Banks – 4.5%
Bank of America Corp. 3,648 111,228
JPMorgan Chase & Co. 2,416 377,089
488,317
Capital Goods – 2.7%
Caterpillar, Inc. 420 105,302
Trane Technologies PLC 848 191,148
296,450
Commercial & Professional Services – 0.7%
Veralto Corp.
(a)
1,031 79,645
Consumer Discretionary Distribution & Retail – 5.8%
Amazon.com, Inc.
(a)
4,280 625,265
Consumer Durables & Apparel – 2.2%
Lululemon Athletica, Inc.
(a)
536 239,485
Consumer Services – 2.3%
Bright Horizons Family Solutions, Inc.
(a)
2,826 247,105
Energy – 4.2%
ConocoPhillips 1,012 116,957
Occidental Petroleum Corp. 2,773 164,023
Schlumberger NV 3,384 176,103
457,083
Financial Services – 4.0%
Block, Inc.
(a)
1,784 113,159
Mastercard, Inc., Class A 784 324,443
437,602
Food, Beverage & Tobacco – 2.0%
PepsiCo, Inc. 1,288 216,758
Health Care Equipment & Services – 9.2%
Addus Homecare Corp.
(a)
1,152 100,454
Boston Scientific Corp.
(a)
4,676 261,342
Centene Corp.
(a)
2,400 176,832
Cooper Cos., Inc. (The) 413 139,148
Hologic, Inc.
(a)
1,816 129,481
Progyny, Inc.
(a)
5,520 189,667
996,924
Household & Personal Products – 1.6%
Procter & Gamble Co. (The) 1,165 178,851

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 98.5% (continued)
Insurance – 2.8%
Progressive Corp. (The) 1,888 309,689
Materials – 1.8%
Alcoa Corp. 3,318 89,122
Constellium SE
(a)
5,856 101,894
191,016
Media & Entertainment – 4.8%
Meta Platforms, Inc., Class A
(a)
806 263,683
Omnicom Group, Inc. 1,714 138,200
Walt Disney Co. (The)
(a)
1,248 115,677
517,560
Pharmaceuticals, Biotechnology & Life Sciences – 10.9%
AbbVie, Inc. 2,248 320,093
Alnylam Pharmaceuticals, Inc.
(a)
480 80,760
Danaher Corp. 992 221,523
Eli Lilly & Co. 544 321,526
Illumina, Inc.
(a)
1,352 137,836
Zoetis, Inc. 570 100,702
1,182,440
Real Estate Management & Development – 1.4%
CoStar Group, Inc.
(a)
1,779 147,728
Semiconductors & Semiconductor Equipment – 6.3%
Applied Materials, Inc. 1,335 199,956
NVIDIA Corp. 780 364,806
Texas Instruments, Inc. 756 115,449
680,211
Software & Services – 23.8%
Accenture PLC, Class A 761 253,520
Akamai Technologies, Inc.
(a)
1,517 175,259
ANSYS, Inc.
(a)
588 172,496
HubSpot, Inc.
(a)
470 232,147
Intuit, Inc. 496 283,444
Microsoft Corp. 2,496 945,759
Shopify, Inc., Class A
(a)
4,488 326,816
Workday, Inc., Class A
(a)
720 194,918
2,584,359
Transportation – 5.8%
FedEx Corp. 1,104 285,748
Uber Technologies, Inc.
(a)
6,040 340,535
626,283
Utilities – 1.7%
Exelon Corp. 4,896 188,545
Total Common Stocks (cost $9,717,886) 10,691,316

See Notes to Statement of Investments
Description Shares Value ($)
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.32%
(b)(c)
(cost $162,894) 162,894 162,894
Total Investments (cost $9,880,780) 100.0% 10,854,210
Cash and Receivables (Net) 0.0% 5,021
Net Assets 100.0% 10,859,231
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of November 30, 2023.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Women's Opportunities
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of November 30, 2023 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.
At November 30, 2023, accumulated net unrealized appreciation on investments was
$973,430, consisting of gross appreciation of $1,282,809 and gross depreciation of
$309,379.
At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,691,316 — — 10,691,316
Investment Companies 162,894 — — 162,894
†
See Statement of Investments for additional detailed categorizations, if any.